Taxes	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Taxes

7. Taxes

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules to reform international corporate taxation. Multinational economic groups within the scope of these rules are required to calculate their effective tax rate in each country where they operate, the “GloBE effective tax rate”.

When the effective GloBE rate of any entity in the economic group, aggregated by jurisdiction where the group operates, is lower than the minimum rate defined at 15%, the multinational group must pay a supplementary amount of tax on profit, referring to the difference between its rate effective GloBE and the minimum tax rate.

The Company is subject to OECD Pillar Two model rules in Australia, Brazil, Canada, Indonesia, Japan, Luxembourg, Malaysia, Netherlands, Singapore, Switzerland and United Kingdom. Therefore, the impacts from Pilar Two are already being considered on the calculation of income tax for these jurisdictions.

However, the Company does not expect material impacts on the calculation of income tax or on the financial statements for the current and future periods, from the application of the Pillar Two rules currently in effect.

The Company applied the relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rule, according to IAS 12 – Income taxes.

a) Income tax reconciliation

Income tax expense is recognized based on the estimate of the weighted average effective tax rate expected for the full year, adjusted for the tax effect of certain items that are recognized in full on the interim tax calculation. Therefore, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the year. The reconciliation of the taxes calculated according to the nominal tax rates and the amount of taxes recorded is shown below:

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
Income before income taxes		2,103	2,735	4,146	4,870
Income taxes at statutory rate (34%)		(715)	(930)	(1,410)	(1,656)
Adjustments that affect the taxes basis:
Tax incentives		579	298	991	767
Addition of tax loss carryforward		182	369	122	213
Equity results		(13)	4	(4)	(3)
Tax effects on temporary differences – Energy Assets	15(a)	–	–	(135)	–
Effects on tax computation of foreign operations		34	(10)	(78)	(20)
Reclassification of cumulative adjustments to the income statement		–	(4)	(3)	(22)
Gain on divestment in PTVI	15(b)	–	358	–	358
Other		(35)	(51)	(98)	(51)
Income taxes		32	34	(615)	(414)
Current tax		(285)	(639)	(471)	(1,373)
Deferred tax		317	673	(144)	959
Income taxes		32	34	(615)	(414)

b) Deferred income tax assets and liabilities

	Notes	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2024		8,244	445	7,799
Effect in income statement		(112)	17	(129)
Other comprehensive income		2	7	(5)
Transfer between assets and liabilities		(103)	(103)	–
Translation adjustment		954	56	898
Transfer to held for sale (Energy Assets)	15(a)	(10)	(295)	285
Balance as of June 30, 2025		8,975	127	8,848

Balance as of December 31, 2023		9,565	870	8,695
Effect in income statement		873	(98)	971
Other comprehensive income		602	15	587
Transfer between assets and liabilities		50	50	–
Translation adjustment		(1,159)	(31)	(1,128)
Balance as of June 30, 2024		9,931	806	9,125

c) Income taxes - Settlement program (“REFIS”)

	June 30, 2025	December 31, 2024
Current liabilities	412	353
Non-current liabilities	971	1,007
REFIS liabilities	1,383	1,360

SELIC rate	15.00%	12.25%

The balance mainly relates to the settlement program of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and associates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 6).

d) Uncertain tax positions (“UTP”)

The amount under discussion with the tax authorities is US$7,034 as of June 30, 2025 (December 31, 2024: US$5,939), which may reduce tax losses by US$677 as of June 30, 2025 (December 31, 2024: US$596), if the tax authority does not accept the tax treatment adopted by the Company in relation to these matters.

	June 30, 2025			December 31, 2024
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,995	1,825	5,820	3,387	1,608	4,995
Expenses of interest on capital	1,499	–	1,499	1,262	–	1,262
Proceeding related to income tax paid abroad	501	–	501	427	–	427
Goodwill amortization	885	76	961	743	62	805
Payments to Renova Foundation	355	398	753	301	351	652
Other	476	–	476	415	–	415
	7,711	2,299	10,010	6,535	2,021	8,556

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	181	–	181	154	–	154
	181	–	181	154	–	154

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL without fines and interest.

(ii) Includes the principal, without fines and interest.

(iii) Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

e) Recoverable and taxes payables

	Consolidated
	Current assets		Non-current assets		Current liabilities
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Value-added tax ("ICMS")	304	260	16	3	114	34
Brazilian federal contributions ("PIS" and "COFINS")	166	266	1,167	975	3	12
Income taxes	850	564	345	319	710	317
Financial compensation for the exploration of mineral resources ("CFEM")	–	–	–	–	64	63
Other	15	10	–	–	129	148
Total	1,335	1,100	1,528	1,297	1,020	574